Nuveen Equity Income Fund (formerly First American Equity Income Fund)
Summary Prospectus | February 26, 2010 as supplemented January 18, 2011
Ticker: Class A–FFEIX, Class B–FAEBX, Class C–FFECX, Class R3–FEISX, Class I–FAQIX

This summary prospectus is designed to provide investors with key fund information in a clear and concise format. Before you invest, you may want to review the fund’s complete prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund online at www.nuveen.com/MF/resources/eReports.aspx. You can also get this information at no cost by calling (800) 257-8787 or by sending an e-mail request to mutualfunds@nuveen.com. If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the prospectus and other information will also be available from your financial intermediary. The fund’s prospectus and statement of additional information, both dated February 26, 2010, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website, phone number or e-mail address noted above.

Investment Objective
The investment objective of the fund is long-term growth of capital and income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 103 of the prospectus and “Reducing Class A Sales Charges” on page 86 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.78%	0.78%	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses[3]	0.12%	0.12%	0.12%	0.12%	0.12%

Gross Annual Operating Expenses	1.15%	1.90%	1.90%	1.40%	0.90%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption

	A	B	C	R3	I	A	B	C	R3	I

1 Year	$685	$693	$193	$143	$92	$685	$193	$193	$143	$92
3 Years	$919	$897	$597	$443	$287	$919	$597	$597	$443	$287
5 Years	$1,172	$1,126	$1,026	$766	$498	$1,172	$1,026	$1,026	$766	$498
10 Years	$1,892	$2,027	$2,222	$1,680	$1,108	$1,892	$2,027	$2,222	$1,680	$1,108

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1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the fiscal year ended October 31, 2009, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the fund’s adviser believes are characterized by the ability to pay above average dividends, the ability to finance expected growth, and strong management. The fund’s adviser will generally sell a security if the security is no longer expected to meet the adviser’s dividend or growth expectations or if a better alternative exists in the marketplace.

The fund will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the fund. However, the fund also may invest in lower-yielding, higher-growth equity securities if the adviser believes they will help balance the portfolio. The fund’s equity securities include common stocks, convertible preferred stocks, and corporate debt securities that are convertible into common stocks. All such equity securities will provide current income at the time of purchase.

The fund invests in convertible debt securities in pursuit of both long-term growth of capital and income. The securities’ conversion features provide long-term growth potential, while interest payments on the securities provide income. The fund may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

The fund may invest up to 15% of its total assets in non-dollar denominated equity securities of foreign issuers. In addition, the fund may invest up to 25% of its assets, collectively, in non-dollar denominated equity securities of foreign issuers and in dollar-denominated equity securities of foreign issuers that are either listed on a U.S. stock exchange or represented by depositary receipts that may or may not be sponsored by a domestic bank. Up to 15% of the fund’s total assets may be invested in equity securities of emerging market issuers. A country is considered to be an “emerging market” if it is defined as such by Morgan Stanley Capital International Inc.

The fund may utilize options, futures contracts, options on futures contracts, and forward foreign currency exchange contracts (“derivatives”). The fund may use these derivatives to manage market or business risk, enhance the fund’s return, or hedge against adverse movements in currency exchange rates.

Principal Risks
The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Active Management Risk—Because the fund is actively managed, the fund could underperform other mutual funds with similar investment objectives.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk—International investing involves risks not typically associated with U.S. investing. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.

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Non-Investment Grade Securities Risk—Non-investment grade securities, commonly called “high-yield” securities or “junk bonds,” generally are less liquid, have more volatile prices, and carry more risk to principal than investment grade securities.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 16.68% and −17.11%, respectively, for the quarters ended June 30, 2003 and December 31, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Prior to July 1, 2004, Class R3 shares were designated Class S shares, which had lower fees and expenses. The performance information in the table prior to July 1, 2004 is based on the performance of the Class S shares. If current fees and expenses had been in effect, performance would have been lower.

Nuveen Investments

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class R3)

Class Returns Before Taxes:
Class A	12/18/92	10.27%	3.38%	2.89%	N/A
Class B	8/15/94	11.15%	3.65%	2.72%	N/A
Class C	2/1/99	16.25%	3.83%	2.72%	N/A
Class R3	9/24/01	16.68%	4.31%	N/A	5.27%
Class I	8/2/94	17.32%	4.85%	3.75%	N/A

Class A Return After Taxes:
On Distributions		9.83%	2.50%	1.94%	N/A
On Distributions and Sale of Fund Shares		7.12%	2.81%	2.19%	N/A

Custom Benchmark—Standard & Poor’s 500 Dividend Only Stocks[1] (reflects no deduction for fees, expenses, or taxes)		14.73%	1.86%	1.79%	4.36%

Standard & Poor’s 500 Index[2] (reflects no deduction for fees, expenses, or taxes)		15.06%	2.29%	1.41%	4.47%

1	The Standard & Poor’s 500 Dividend Only Stocks custom benchmark is composed of companies in the Standard & Poor’s 500 Index that have an indicated annual dividend.

2	An unmanaged market-capitalization weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio manager of fund since:

Cori B. Johnson, CFA	Senior Vice President	August 1994
Gerald C. Bren, CFA	Senior Vice President	August 1994

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth IRA accounts.

•   $2,000 for Coverdell Education Savings Accounts.

•   $250 for accounts opened through fee-based programs.

•   No minimum for retirement plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

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Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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MPM-FEINC2-0111P